RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

From time to time the Company may enter into non-arm’s length transactions with related parties, however the Company exercises its best efforts to ensure that such transactions are valued on a basis comparable to a true arm’s length transaction.

During the second quarter of 2023, a related party owned by two officers of the Company extended a loan of $15,000, which carries an 8% rate of interest and matures on September 2, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. At December 31, 2023, the balance was $15,868, on the accompanying balance sheet, including accrued interest of $868. See footnote 20 for extension to May 15, 2024.

During the first quarter of 2023, a related party owned by two officers of the Company, extended a loan of $20,000, which carries an 8% rate of interest and matured on June 14, 2023. In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. At December 31, 2023, the balance was $21,280, on the accompanying balance sheet, including accrued interest of $1,280. See footnote 20 for extension to May 15, 2024.